SCHEDULE OF FUTURE DEBT MATURITIES (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Debt Disclosure [Abstract]
2025
2026	2,813
2027	98,342
Total debt	101,155
Less: Estimated interest paid-in-kind	(15,243)
Total debt	85,912
Less: Unamortized debt issuance costs	(56,266)
Total carrying amount	29,646
Less: Current portion of debt
Total long-term debt	$ 29,646